Cover	Feb. 14, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 15, 2023, American Virtual Cloud Technologies, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report that on February 14, 2023, the Company and certain of its subsidiaries (collectively, the “Sellers”) entered into a “stalking horse” Asset Purchase Agreement (the “Original APA”) with Skyvera, LLC (the “Purchaser”). This Form 8-K/A is being filed to disclose that the Sellers and the Purchaser subsequently executed a slightly modified “stalking horse” Asset Purchase Agreement (the “Updated APA”) that is intended to replace and supersede the Original APA. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Document Period End Date	Feb. 14, 2023
Entity File Number	001-38167
Entity Registrant Name	American Virtual Cloud Technologies, Inc.
Entity Central Index Key	0001704760
Entity Tax Identification Number	81-2402421
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1720 Peachtree Street
Entity Address, Address Line Two	Suite 629
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	239-2863
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVCTQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	AVCWQ